Filed pursuant to Rule 497(e)

 Registration Nos. 333-227298; 811-23377

American Customer Satisfaction ETF

 (the “Fund”)

Ticker Symbol: ACSI

Listed on Cboe BZX Exchange, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

January 28, 2023

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Adasina Social Justice All Cap Global ETF

(the “Fund”)

Ticker Symbol: JSTC

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 28, 2022

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ATAC Credit Rotation ETF

(the “Fund”)

Ticker Symbol: JOJO

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 28, 2022

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ATAC Equity Leverage Rotation ETF

(the “Fund”)

Ticker Symbol: LOLO

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 13, 2022

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

 Registration Nos. 333-227298; 811-23377

ATAC US Rotation ETF

(the “Fund”)

Ticker Symbol: RORO

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 28, 2022

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Aztlan Global Stock Selection DM SMID ETF

(the “Fund”)

Ticker Symbol: AZTD

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

August 15, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Constrained Capital ESG Orphans ETF

Ticker Symbol: ORFN

Listed on NYSE Arca, Inc.

Constrained Capital ESG Orphans Daily Inverse ETF

Ticker Symbol: SRFN

(not currently available for purchase)

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

May 13, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Elevate Shares 2X Daily METV ETF

Ticker Symbol: FBFB

Elevate Shares 2X Daily BETZ ETF

Ticker Symbol: BETX

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

July 13, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Elevate Shares 2X Daily BLOK ETF

 (the “Fund”)

Ticker Symbol: BLOC

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

April 29, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

FolioBeyond Rising Rates ETF

(the “Fund”)

Ticker Symbol: RISR

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated November 28, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

God Bless America ETF

(the “Fund”)

Ticker Symbol: YALL

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated September 25, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Gotham Enhanced 500 ETF

(the “Fund”)

Ticker Symbol: GSPY

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

January 28, 2023

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Gotham 1000 Value ETF

 (the “Fund”)

Ticker Symbol: GVLU

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

January 28, 2023, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Unlimited HFND Multi-Strategy Return Tracker ETF

 Ticker Symbol: HFND

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Statement of Additional Information (“SAI”) dated October 7, 2022, as supplemented

Trust Officer Changes

Effective as of the close of business April 30, 2023, Daniel Carlson resigned as Treasurer, Senior Vice President and AML Compliance Officer of the Trust and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager, (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	Indefinite term; Chief Compliance Officer since 2021; Indefinite term; AML Compliance Officer since 2023	Chief Compliance Officer (since 2023); Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (Since 2023), Head of ETF Launches and Finance Director (2019 - 2023), Tidal ETF Services LLC.
Melissa Breitzman Born:	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (since 2014).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013–2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 – 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Please retain this Supplement with your SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Ionic Inflation Protection ETF

(the “Fund”)

Ticker Symbol: CPII

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

June 10, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

LBAY	Leatherback Long/Short Alternative Yield ETF listed on NYSE Arca, Inc.
LBAR	Leatherback Long/Short Absolute Return ETF (not currently available for purchase)

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 28, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

AHOY	Newday Ocean Health ETF listed on NYSE Arca, Inc.
FAIR	Newday Diversity, Equity & Inclusion ETF (not currently available for purchase)

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

May 2, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Noble Absolute Return ETF

 (the “Fund”)

Ticker Symbol: NOPE

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated September 7, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Robinson Alternative Yield Pre-Merger SPAC ETF

(the “Fund”)

Ticker Symbol: SPAX

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

August 28, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

RPAR Risk Parity ETF

(the “Fund”)

Ticker Symbol: RPAR

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

April 30, 2023

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of Toroso Investments, LLC, the Fund’s investment adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SoFi Smart Energy ETF

 (formerly, the iClima Distributed Smart Energy ETF)

(the “Fund”)

Ticker Symbol: ENRG

(formerly, SHFT)

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

August 9, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SFY	SoFi Select 500 ETF listed on NYSE Arca, Inc.
SFYX	SoFi Next 500 ETF listed on NYSE Arca, Inc.
SFYF	SoFi Social 50 ETF listed on NYSE Arca, Inc.
TGIF	SoFi Weekly Income ETF listed on NYSE Arca, Inc.
WKLY	SoFi Weekly Dividend ETF listed on NYSE Arca, Inc.
BYOB (formerly, GIGE)	SoFi Be Your Own Boss ETF (formerly, SoFi Gig Economy ETF) listed on The Nasdaq Stock Market, LLC

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

June 28, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SoFi Web 3 ETF

(the “Fund”)

Ticker Symbol: TWEB

Listed on The Nasdaq Stock Market, LLC

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

June 30, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

 Registration Nos. 333-227298; 811-23377

SonicSharesTM Global Shipping ETF

(the “Fund”)

Ticker Symbol: BOAT

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

July 29, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

DIVY (formerly “SDEI”)	Sound Equity Income ETF listed on NYSE Arca, Inc.
FXED (formerly “SDEF”)	Sound Enhanced Fixed Income ETF listed on NYSE Arca, Inc.
SDEE	Sound Enhanced Equity Income ETF (not currently available for purchase)
SDFI	Sound Fixed Income ETF (not currently available for purchase)
SDTR	Sound Total Return ETF (not currently available for purchase)

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

March 30, 2023

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF
each listed on NYSE Arca, Inc.

(the “Funds”)

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

March 30, 2023

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Funds’ investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Subversive Cannabis ETF

(the “Fund”)

Ticker Symbol: LGLZ

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

December 27, 2022

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

UPAR Ultra Risk Parity ETF

 (the “Fund”)

Ticker Symbol: UPAR

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

April 30, 2023

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of Toroso Investments, LLC, the Fund’s investment adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Acruence Active Hedge U.S. Equity ETF

(the “Fund”)

Ticker Symbol: XVOL

Listed on Cboe BZX Exchange, Inc

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

April 28, 2023

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

2

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

ZEGA Buy and Hedge ETF

(the “Fund”)

Ticker Symbol: ZHDG

Listed on NYSE Arca, Inc.

May 9, 2023

Supplement to the Prospectus and Statement of Additional Information (“SAI”) dated

August 28, 2022, as supplemented

Toroso Investments, LLC Address Change

Effective April 1, 2023, the principal office of Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company and the Fund’s investment adviser, was changed to 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. All references to Toroso’s address are hereby amended to reflect the new address.

Trust Officer Changes

Effective as of the close of business on April 30, 2023, Daniel Carlson resigned as Senior Vice President and AML Compliance Officer of Tidal ETF Trust (the “Trust”) and Cory R. Akers resigned as Assistant Secretary of the Trust. Effective May 1, 2023, William H. Woolverton is appointed AML Compliance Officer of the Trust, Lissa M. Richter is appointed Assistant Secretary of the Trust and Melissa Breitzman is appointed Assistant Treasurer of the Trust. The sub-section titled “Principal Officers of the Trust” in the “Management of the Trust” section of the SAI is replaced with the following:

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal ETF Trust, 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis (1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).
Lissa M. Richter Born: 1979	Assistant Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).

(1)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

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